Cover	12 Months Ended
Dec. 31, 2019 shares
Cover [Abstract]
Document type	40-F
Document period end date	Dec. 31, 2019
Amendment flag	false
Registrant name	Kirkland Lake Gold Ltd.
Central index key	0001713443
Current reporting status	Yes
Entity interactive data current	Yes
Current fiscal year end date	--12-31
Document fiscal year focus	2019
Document fiscal period focus	FY
Entity emerging growth company	false
Entity common stock shares outstanding	209,624,480